Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000006295 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000006295 | B or Below
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000006295 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000006295 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000006295 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000006295 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000006295 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006295 | AAA
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000006295 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006295 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006295 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006295 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006295 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006295 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006295 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006295 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006295 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006295 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006295 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	36.40%
C000155980 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000155980 | B or Below
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000155980 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000155980 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000155980 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000155980 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000155980 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155980 | AAA
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000155980 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.00%
C000155980 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155980 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000155980 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155980 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155980 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155980 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155980 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000155980 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.10%
C000155980 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	18.60%
C000155980 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006298 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000006298 | B or Below
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000006298 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000006298 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000006298 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000006298 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000006298 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006298 | AAA
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000006298 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006298 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006298 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006298 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006298 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006298 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006298 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006298 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006298 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006298 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006298 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	36.40%
C000198830 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000198830 | B or Below
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000198830 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000198830 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198830 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000198830 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000198830 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000198830 | AAA
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000198830 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.00%
C000198830 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000198830 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000198830 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000198830 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000198830 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	5.20%
C000198830 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	7.30%
C000198830 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000198830 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.10%
C000198830 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	18.60%
C000198830 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	36.40%
C000006297 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000006297 | B or Below
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000006297 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000006297 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000006297 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000006297 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000006297 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006297 | AAA
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000006297 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006297 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006297 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006297 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006297 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006297 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006297 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006297 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006297 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006297 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	18.60%
C000006297 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	36.40%
C000126926 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000126926 | B or Below
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000126926 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000126926 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000126926 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000126926 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000126926 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000126926 | AAA
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000126926 | AssetCollateralized Mortgage Obligations - Agency Collateral Series
Holdings [Line Items]
Percent of Total Investments	0.00%
C000126926 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000126926 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.70%
C000126926 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000126926 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.10%
C000126926 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126926 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	7.30%
C000126926 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.00%
C000126926 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.10%
C000126926 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	18.60%
C000126926 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	36.40%